Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 17,852	$ 31,364
Less: accumulated depreciation	(7,273)	(11,716)
Less: Impairment	(3,535)	(3,457)
Deposit for fixed assets	113	65
Net book value	7,157	16,256
Land
Property, Plant and Equipment [Line Items]
Total		329
Buildings
Property, Plant and Equipment [Line Items]
Total	12,661	24,248
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total	860	778
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total	3,939	5,724
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total	173	235
Motor Vehicle
Property, Plant and Equipment [Line Items]
Total	$ 219	$ 50